Cash and Cash Equivalents - Schedule Representing Cash and Cash Equivalents (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents [Abstract]
Cash	CAD 547	CAD 542
Short-Term Investments	63	3,178
Total	CAD 610	CAD 3,720	CAD 4,105	CAD 883